Investment In Affiliates (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet
	December 31, 2019		December 31, 2018
Balance Sheet	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Cash and cash equivalents (including restricted cash)	$ —	$27,431	$19,160	$27,544
Current assets (excluding cash and cash equivalents and restricted cash)	$ —	$4,818	$3,572	$5,934
Non-current assets	$ —	$179,688	$139,955	$195,805
Current liabilities (excluding current portion of long- term debt)	$ —	$46,892	$18,244	$29,023
Long- term debt including current portion, net	$ —	$89,025	$64,818	$99,153
Non-current liabilities	$ —	$84,284	$61,035	$79,170

Financial information of affiliate companies, income statement

	December 31, 2019		December 31, 2018
Income Statement	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Revenue	$36,822	$46,718	$34,885	$49,870
Net loss	$(18,575)	$(30,203)	$(3,197)	$(12,169)